Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	₨ 1,147,306	₨ 1,025,566
India [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	1,147,306	1,025,568
Other geographical [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.